FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2019
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of Financial And Other Income, Net
	Six months ended June 30,
	2019	2018
	Unaudited

Interest income	$468	$164
Exchange rate differences and other	(54)	(34)

Financial and other income, net	$414	$130